iShares
®
MSCI France ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .1%
Airbus SE .............................. 107,181 $ 22,382,302
Dassault Aviation SA ...................... 3,094 1,099,220
Safran SA .............................. 62,297 22,156,054
Thales SA .............................. 16,717 4,690,165
50,327,741
a
Automobile Components  —  1 .1%
Cie Generale des Etablissements Michelin SCA .... 111,771 4,079,772
a
Automobiles  —  0 .3%
Renault SA ............................. 33,370 1,141,339
a
Banks  —  8 .3%
BNP Paribas SA ......................... 178,889 19,282,929
Credit Agricole SA ........................ 164,365 3,166,692
Societe Generale SA ...................... 115,469 9,597,911
32,047,532
a
Beverages  —  0 .7%
Pernod Ricard SA ........................ 35,289 2,599,652
a
Biotechnology  —  0 .3%
Abivax SA
(a)
............................ 9,429 1,259,553
a
Building Products  —  1 .9%
Cie de Saint-Gobain SA .................... 80,329 7,279,488
a
Capital Markets  —  0 .9%
Amundi SA
(b)
............................ 11,169 1,088,912
Euronext N.V.
(b)
.......................... 14,026 2,279,360
3,368,272
a
Chemicals  —  5 .6%
Air Liquide SA ........................... 104,490 21,585,915
a
Construction & Engineering  —  4 .2%
Bouygues SA ........................... 39,842 2,331,265
Eiffage SA ............................. 12,373 1,790,711
Vinci SA ............................... 84,140 12,237,171
16,359,147
a
Consumer Staples Distribution & Retail  —  0 .5%
Carrefour SA ............................ 106,257 1,987,348
a
Diversified REITs  —  0 .2%
Covivio SA ............................. 9,729 624,878
a
Diversified Telecommunication Services  —  1 .8%
Orange SA ............................. 335,866 7,024,837
a
Electrical Equipment  —  10 .1%
Legrand SA ............................ 46,147 7,931,730
Schneider Electric SE ...................... 98,893 31,060,617
38,992,347
a
Food Products  —  2 .1%
Danone SA ............................. 113,760 8,088,330
a
Ground Transportation  —  0 .2%
Ayvens SA
(b)
............................ 60,177 807,110
a
Security Shares Value
a
Health Care Equipment & Supplies  —  3 .0%
BioMerieux ............................. 6,951 $ 601,161
EssilorLuxottica SA ....................... 54,317 10,978,530
11,579,691
a
Hotels, Restaurants & Leisure  —  0 .7%
Accor SA .............................. 33,870 1,844,831
Sodexo SA ............................. 14,009 768,651
2,613,482
a
Insurance  —  3 .4%
AXA SA ............................... 283,261 13,062,111
a
IT Services  —  0 .8%
Capgemini SE ........................... 27,585 3,277,231
a
Life Sciences Tools & Services  —  0 .7%
Eurofins Scientific SE ...................... 20,603 1,498,786
Sartorius Stedim Biotech .................... 5,266 1,090,795
2,589,581
a
Machinery  —  0 .3%
Alstom SA
(a)
............................ 62,496 1,247,384
a
Media  —  1 .0%
Publicis Groupe SA ....................... 41,285 4,016,576
a
Metals & Mining  —  1 .4%
ArcelorMittal SA .......................... 76,886 5,293,016
a
Multi-Utilities  —  3 .7%
Engie SA .............................. 321,211 9,909,050
Veolia Environnement SA ................... 107,189 4,324,619
14,233,669
a
Office REITs  —  0 .2%
Gecina SA ............................. 7,943 678,970
a
Oil, Gas & Consumable Fuels  —  8 .3%
Bollore SE ............................. 111,832 708,578
TotalEnergies SE ......................... 355,329 31,177,565
31,886,143
a
Personal Care Products  —  5 .0%
L'Oreal SA ............................. 43,326 19,117,491
a
Pharmaceuticals  —  4 .8%
Ipsen SA .............................. 6,065 1,107,888
Sanofi SA .............................. 196,810 17,252,190
18,360,078
a
Professional Services  —  0 .4%
Bureau Veritas SA ........................ 57,400 1,736,195
a
Retail REITs  —  1 .0%
Klepierre SA ............................ 38,811 1,583,244
Unibail-Rodamco-Westfield .................. 19,554 2,260,425
3,843,669
a
Semiconductors & Semiconductor Equipment  —  2 .0%
STMicroelectronics N.V. .................... 114,176 7,813,399
a
Software  —  0 .7%
Dassault Systemes SE ..................... 121,020 2,655,108
a
Textiles, Apparel & Luxury Goods  —  9 .6%
Hermes International SCA ................... 4,690 8,764,332
Kering SA .............................. 12,880 3,793,412

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI France ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE .......... 44,885 $ 24,549,758
37,107,502
a
Trading Companies & Distributors  —  0 .4%
Rexel SA .............................. 40,057 1,710,571
a
Transportation Infrastructure  —  0 .5%
Aeroports de Paris SA ..................... 5,811 778,611
Getlink SE ............................. 44,879 982,027
1,760,638
a
Total Long-Term Investments — 99.2%
(Cost: $ 381,164,060 ) ................................ 382,155,766
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 235,672 $ 235,672
a
Total Short-Term Securities — 0.1%
(Cost: $ 235,672 ) ................................... 235,672
Total Investments — 99.3%
(Cost: $ 381,399,732 ) ................................ 382,391,438
Other Assets Less Liabilities — 0 .7% ..................... 2,578,593
Net Assets — 100.0% ................................. $ 384,970,031
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 140,000  $ 95,672
(a)
$ —  $ —  $ —  $ 235,672  235,672  $ 3,825  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ........................................................................ 28 06/19/26 $ 2,660 $ 40,468

iShares
®
MSCI France ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,969,375  $ 379,186,391  $ —  $ 382,155,766
Short-Term Securities
Money Market Funds ...................................... 235,672  —  —  235,672
$ 3,205,047  $ 379,186,391  $ —  $ 382,391,438
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 40,468  $ —  $ —  $ 40,468
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)